Convertible Series A Preferred Stock	12 Months Ended
Dec. 31, 2017
Convertible Series Preferred Stock
Convertible Series A Preferred Stock

7.	CONVERTIBLE SERIES A PREFERRED STOCK

On February 14, 2017, the Company entered into a Securities Purchase Agreement, (the “Purchase Agreement”) with an unaffiliated, accredited investor (the “Purchaser”) for the sale and issuance of our Series A Preferred Stock (Series A PS). As part of the agreement, the investor agreed to purchase a total of 1,050,000 shares of Series A Preferred Stock valued at $1,050,000 in exchange for cash of $1,000,000 or a discount of $50,000 in various tranches

The Series A PS has the following rights and privileges:

●	25% redemption premium;
●	Senior rights in terms preference as to dividends, distributions and payments upon the liquidation, dissolution and winding up of the Company;
●	Accrues dividends at a rate of 5% per annum;
●	Mandatorily redeemable at an installment basis starting August 13, 2017 in the amount of $63,000 plus accrued interest. The Company has the option to redeem the Series A shares in cash or in shares of common stock based upon the Company’s 5-day Volume Weighted Average Price (“VWAP”).

The Company considered the guidance of ASC 480-10, Distinguishing Liabilities From Equity to determine the appropriate treatment of the Series A shares. Pursuant to ASC 480-10, the Company determined that the Series A shares was an obligation to be settled, at the option of the Company, in cash or in variable number of shares with a fixed monetary value that should be recorded as a liability under ASC 480-10.

During the year ended December 31, 2017, the Company issued 630,000 Series A shares in exchange for cash of $555,000 and a discount of $75,000. Subsequent to the issuance of the Series A PS, the Company redeemed the entire Series A shares totaling $630,000 in exchange for 2,862,006 shares of common stock with a fair value of $303,641 and cash payments totaling $543,465 for a total redemption price of $847,106. As a result of this redemption, the Company recognized interest expenses of $217,106 to account for the 25% redemption premium of $157,500, excess of the fair value of the common shares issued over the Series A shares of $45,607 and the 5% interest due of $13,999. In addition, the Company also amortized the entire $75,000 discount to interest expense. As of December 31, 2017, the entire Series A was fully redeemed, and no shares remained outstanding.